Quarterly Financial Information (unaudited)	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information (unaudited)
Quarterly Financial Information (unaudited)

Note 8—Quarterly Financial Information (unaudited)

        The following are the Company's unaudited quarterly statements of operations for the period from Inception to December 31, 2015 and the quarters ended March 31, 2016 through December 31, 2016. The Company has prepared the quarterly information on a consistent basis with the audited financial statements included elsewhere in this Annual Report on Form 10-K and, in the opinion of management, the financial information reflects all necessary adjustments, consisting only of normal recurring adjustments, necessary for a fair presentation of the results of operations for those periods. This information should be read in conjunction with the audited financial statements and related notes included elsewhere in this Annual Report on Form 10-K. These quarterly operating results are not necessarily indicative of the Company's operating results for any future period. The financial information presented below has been prepared assuming the Company will continue as a going concern.

	For the Three Months Ended March 31, 2016	For the Three Months Ended June 30, 2016	For the Three Months Ended September 30, 2016	For the Three Months Ended December 31, 2016
Formation and operating costs	$15,550	$500	$14,492	$178,156

Net loss	$(15,550)	$(500)	$(14,492)	$(178,156)

Per share data:
Basic and diluted net loss per share	$(0.00)	$(0.00)	$(0.00)	$(0.02)
Basic and diluted weighted average ordinary shares outstanding	7,500,000	7,500,000	7,500,000	7,919,906

For the Period from December 4, 2015 (Inception) Through December 31, 2015
Formation and operating costs	$25,162

Net loss	$(25,162)

Per share data:
Basic and diluted net loss per share	$(0.00)
Basic and diluted weighted average ordinary shares outstanding	7,500,000